Leases - Summary of lease expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating lease expense	¥ 24,508,899	¥ 40,554,178	¥ 46,120,215
Short-term lease expense	638,012	159,623	2,256,674
Total lease expense	¥ 25,146,911	¥ 40,713,801	¥ 48,376,889